Expense Example {- Fidelity SAI Sustainable Core Plus Bond Fund} - NF_08.31 Fidelity SAI Sustainable Core Plus Bond Fund PRO-01 - Fidelity SAI Sustainable Core Plus Bond Fund - Fidelity SAI Sustainable Core Plus Bond Fund
Apr. 12, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	$ 153